CONVERTIBLE DEBT - Narratives (Details) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Sep. 05, 2022 EUR (€) Y Test Options shares	Sep. 05, 2022 EUR (€) $ / shares shares	Dec. 31, 2024 EUR (€) Y shares	Dec. 31, 2024 EUR (€) $ / shares shares	Dec. 31, 2023 EUR (€) Y shares	Dec. 31, 2023 EUR (€) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 EUR (€)	Sep. 05, 2022 USD ($) shares	Sep. 05, 2022 CAD ($) $ / shares shares
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross					€ 2,916	€ 2,916		€ 7,968
Face value			€ 0	€ 0
Conversion price as a % of VWAP	87.50%	87.50%							87.50%	87.50%
Number of shares issued on exercise of warrants | shares	979,048	979,048							979,048	979,048
Exercise price of warrants (in dollars per share) | $ / shares										$ 9.28
Length of time to exercise warrants	60 months
Number of call options | Options	20
Share price (CAD) | $ / shares		$ 6.188				€ 6.78
5-day VWAP (CAD) | $ / shares						€ 6.845
Expected dividend yield (%)	0.00%
Number of simulated trials | Test	10,000
Fair value of conversion options	€ 1,483	$ 1,483			471	€ 471	$ 689			$ 1,935
Accretion expense			1,726		1,940
(Loss) on remeasurement of derivative liability			(94)		(47)
Gain on settlement of convertible debt			€ 169		€ 595
Convertible debt
Disclosure of detailed information about borrowings [line items]
Transaction and acquisition costs attributable to convertible debt	596
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Transaction and acquisition costs attributable to convertible debt	€ 121
Minimum
Disclosure of detailed information about borrowings [line items]
Share price (CAD) | $ / shares				€ 6.91
5-day VWAP (CAD) | $ / shares				6.91
Expected life of options (years) | Y	0.42		0		0.08
Expected share price volatility (%)	65.32%
Risk-free interest rate (%)	3.60%		5.17%		5.10%
Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares issued on exercise of warrants | shares	979,048	979,048							979,048	979,048
Share price (CAD) | $ / shares				8.75
5-day VWAP (CAD) | $ / shares				€ 8.827
Expected life of options (years) | Y	2		0.56		0.58
Expected share price volatility (%)	75.54%
Risk-free interest rate (%)	3.70%		5.54%		5.59%
Convertible debt
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,770	$ 8,770							$ 8,700
Face value	€ 10,081	$ 10,081							$ 10,000
Market cost of debt	7.50%	7.50%							7.50%	7.50%
Maturity date (in months)	24 months
Proceeds from convertible debt, net of costs	€ 8,053
Conversion price as a % of VWAP	87.50%	87.50%							87.50%	87.50%
Lock-up period of shares issued upon conversion	120 days
Percentage of outstanding convertible debt that may be converted per month	5.00%	5.00%							5.00%	5.00%
Maximum convertible debt to be converted per month | $									$ 1,000
Partial conversion right	33.33%	33.33%							33.33%	33.33%
Transaction and acquisition costs attributable to convertible debt	€ 717
Amount of debt converted			€ 4,081	€ 4,081	€ 5,820	5,820
Amount of debt converted, cash paid			1,377	1,377	3,693	3,693
Amount of debt converted, shares			€ 2,704	€ 2,704	€ 2,127	€ 2,127
Common shares issued | shares			504,215	504,215	617,357	617,357	617,357
Accretion expense			€ 1,298		€ 1,536
(Loss) on remeasurement of derivative liability			94		47
Gain on settlement of convertible debt			€ 169		€ 595
Convertible debt | Present value
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debt, gross	€ 8,723	$ 8,723							$ 8,653